UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22771

Oppenheimer Global Real Estate Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: April 30

Date of reporting period: 1/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS January 30, 2015* Unaudited

	Shares	Value
Common Stocks—98.7%
Consumer Discretionary—0.4%
Hotels, Restaurants & Leisure—0.4%
Hotels, Resorts & Cruise Lines—0.4%
Starwood Hotels & Resorts Worldwide, Inc.	8,690	$625,419
Financials—98.3%
Real Estate Investment Trusts (REITs)—77.4%
Diversified REITs—4.4%
American Realty Capital Properties, Inc.	57,170	529,680
Canadian Real Estate Investment Trust	26,425	1,002,765
Land Securities Group plc	164,290	3,147,836
Mirvac Group	2,258,671	3,375,214
		8,055,495
Health Care REITs—4.3%
Health Care REIT, Inc.	43,870	3,595,146
Physicians Realty Trust	80,530	1,420,549
Sabra Health Care, Inc.	36,870	1,205,649
Ventas, Inc.	19,590	1,563,478
		7,784,822
Hotel & Resort REITs—6.4%
Chatham Lodging Trust	41,840	1,302,479
Chesapeake Lodging Trust	98,810	3,628,303
FelCor Lodging Trust, Inc.	220,300	2,205,203
Host Hotels & Resorts, Inc.	94,451	2,161,984
LaSalle Hotel Properties	56,650	2,292,059
		11,590,028
Industrial REITs—6.1%
First Industrial Realty Trust, Inc.	83,030	1,804,242
GLP J-Reit	2,164	2,450,774
Goodman Group	397,400	1,882,935
Prologis, Inc.	111,550	5,035,367
		11,173,318
Office REITs—13.7%
Alexandria Real Estate Equities, Inc.	15,650	1,526,188
Boston Properties, Inc.	32,250	4,476,300
Derwent London plc	46,750	2,286,150

	Shares	Value
Office REITs (Continued)
Dexus Property Group	286,400	$1,708,829
Gramercy Property Trust, Inc.	177,580	1,228,854
Great Portland Estates plc	204,290	2,411,845
Highwoods Properties, Inc.	69,610	3,271,670
Kilroy Realty Corp.	41,190	3,054,238
Paramount Group, Inc.[1]	70,400	1,362,240
Vornado Realty Trust	32,450	3,583,778
		24,910,092
Residential REITs—12.0%
AvalonBay Communities, Inc.	43,176	7,469,016
Equity Residential	90,250	7,004,302
Essex Property Trust, Inc.	22,710	5,133,596
Invincible Investment Corp.	4,932	2,200,392
		21,807,306
Retail REITs—26.8%
Acadia Realty Trust	106,410	3,850,978
CapitaMall Trust	816,000	1,260,403
Eurocommercial Properties NV	27,747	1,236,342
General Growth Properties, Inc.	95,180	2,872,533
Hammerson plc	207,040	2,145,721
Japan Retail Fund Investment Corp.	692	1,496,234
Kite Realty Group Trust	47,960	1,465,658
Klepierre	48,840	2,305,282
Link REIT (The)	202,500	1,374,812
Morguard Real Estate Investment Trust	56,841	825,754
Ramco-Gershenson Properties Trust	84,220	1,648,185
Regency Centers Corp.	48,750	3,342,300
Simon Property Group, Inc.	65,790	13,069,841
Tanger Factory Outlet Centers, Inc.	60,780	2,391,693
Unibail-Rodamco SE	18,610	5,242,361
Urban Edge Properties[1]	16,430	390,048
Vastned Retail NV	18,548	919,429

1   OPPENHEIMER GLOBAL REAL ESTATE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Retail REITs (Continued)
Westfield Corp.	375,986	$2,867,171
		48,704,745
Specialized REITs—3.7%
CubeSmart	120,210	2,961,974
Extra Space Storage, Inc.	56,650	3,738,900
		6,700,874
		140,726,680
Real Estate Management & Development—20.9%
Diversified Real Estate Activities—14.7%
CapitaLand Ltd.	934,000	2,394,708
Daiwa House Industry Co. Ltd.	116,000	2,137,809
Hang Lung Properties Ltd.	605,000	1,764,188
Mitsubishi Estate Co. Ltd.	107,300	2,161,871
Mitsui Fudosan Co. Ltd.	245,000	6,200,357
Sumitomo Realty & Development Co. Ltd.	96,700	3,082,104
Sun Hung Kai Properties Ltd.	367,000	5,949,875
Wharf Holdings Ltd. (The)	366,000	2,968,970
		26,659,882

	Shares	Value
Real Estate Development—3.2%
Helical Bar plc	212,361	$1,219,578
Keppel Land Ltd.	431,000	1,441,881
Sino Land Co. Ltd.	1,178,000	1,969,954
St. Modwen Properties plc	204,290	1,285,903
		5,917,316
Real Estate Operating Companies—3.0%
Deutsche Annington Immobilien SE	45,009	1,566,357
Global Logistic Properties Ltd.	824,000	1,538,766
Hufvudstaden AB, Cl. A	81,574	1,068,236
Unite Group plc (The)	181,050	1,335,440
		5,508,799
		38,085,997
Total Investments, at Value (Cost $155,624,363)	98.7%	179,438,096
Net Other Assets (Liabilities)	1.3	2,425,685
Net Assets	100.0%	$181,863,781

Footnotes to Statement of Investments

* January 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1.	Non-income producing security.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:
Geographic Holdings	Value	Percent
United States	$101,211,851	56.4%
Japan	19,729,539	11.0
Hong Kong	14,027,799	7.8
United Kingdom	13,832,473	7.7
Australia	9,834,149	5.5
France	7,547,643	4.2
Singapore	6,635,759	3.7
Netherlands	2,155,771	1.2
Canada	1,828,519	1.0
Germany	1,566,357	0.9
Sweden	1,068,236	0.6

Total	$179,438,096	100.0%

2   OPPENHEIMER GLOBAL REAL ESTATE FUND

NOTES TO STATEMENT OF INVESTMENTS January 30, 2015 Unaudited

1. Organization

Oppenheimer Global Real Estate Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a non-diversified open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. The Sub-Advisor has entered into a sub-sub-advisory agreement with Cornerstone Real Estate Advisers LLC (the “Sub-Sub-Adviser”), an indirect, wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company, the parent of OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

3   OPPENHEIMER GLOBAL REAL ESTATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price

4   OPPENHEIMER GLOBAL REAL ESTATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

5   OPPENHEIMER GLOBAL REAL ESTATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of January 30, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$625,419	$—	$—	$625,419
Financials	103,856,831	74,955,846	—	178,812,677

Total Assets	$104,482,250	$74,955,846	$—	$179,438,096

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 1*	Transfer out of Level 2*

Assets Table
Investments, at Value:
Commons Stocks
Financials	$999,374	$(999,374)

Total Assets	$999,374	$(999,374)

*	Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price.

4. Investments and Risks

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

6   OPPENHEIMER GLOBAL REAL ESTATE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Concentration Risk. Concentration risk is the risk that the Fund’s investments in securities of companies in one industry may cause it to be more exposed to changes in that industry or market sector as compared to a more broadly diversified fund.

The Fund invests primarily in the real estate industry.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 30, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$156,046,963
Federal tax cost of other investments	(8,298)

Total federal tax cost	$156,038,665

Gross unrealized appreciation	$31,710,815
Gross unrealized depreciation	(8,319,702)

Net unrealized appreciation	$23,391,113

7   OPPENHEIMER GLOBAL REAL ESTATE FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Real Estate Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	3/9/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	3/9/2015